Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 153,234,224	$ 126,119,198	$ 126,497,493
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	84,673,402	78,823,699	70,252,736
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	51,659,761	28,010,403	38,909,547
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	12,673,960	12,165,441	12,328,271
All other segments [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 4,227,101	$ 7,119,655	$ 5,006,939